Business Segment Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Segment Reporting [Abstract]
Summary of Sources of Revenue

Sources of revenue were as follows:

	Three months ended June 30,		Six months ended June 30,
	2019	2018	2019	2018
Dried cannabis	$21,866	$5,246	$32,802	$9,869
Cannabis extracts	3,899	4,439	10,353	7,545
Food products	19,935	—	25,517	—
Accessories and other	204	59	270	138

Total	$45,904	$9,744	$68,942	$17,552

Sources of revenues were as follows:

	Year Ended December 31,
	2018	2017	2016
Dried Cannabis	$21,674	$16,260	$11,324
Cannabis extracts	21,179	3,965	1,107
Accessories and other	277	313	213

Total	$43,130	$20,538	$12,644

Summary of Revenue Attributed to a Geographic Region Based on the Location of the Customer

Revenue attributed to geographic region based on the location of the customer was as follows:

	Three months ended June 30,		Six months ended June 30,
	2019	2018	2019	2018
Canada	$30,329	$9,399	$47,331	$17,012
United States	10,730	—	14,955	—
Other countries	4,845	345	6,656	540

Total	$45,904	$9,744	$68,942	$17,552

Revenues attributed to a geographic region based on the location of the customer were as follows:

	Year Ended December 31,
	2018	2017	2016
Canada	$40,209	$19,775	$12,644
Other countries	2,921	763	—

Total	$43,130	$20,538	$12,644

Summary of Long-lived Assets Consisting of Property and Equipment, Net of Accumulated Depreciation, Attributed to Geographic Regions Based on their Physical Location

Long-lived assets consisting of property and equipment, net of accumulated depreciation, attributed to geographic regions based on their physical location were as follows:

	June 30, 2019	December 31, 2018
Canada	$121,494	$64,687
Portugal	23,462	15,455
United States	2,497	—
Other countries	105	72

Total	$147,558	$80,214

Long-lived assets consisting of property and equipment, net of accumulated depreciation, attributed to geographic regions based on their physical location were as follows:

	December 31,
	2018	2017
Canada	$64,687	$39,086
Portugal	15,455	—
Other countries	72	899

Total	$80,214	$39,985